IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of total amount of the impairment loss allocated to the carrying amounts of assets

	Property and equipment	Intangible assets	Goodwill	Other	Total impairment
2022
Bangladesh	(32)	(68)	—	—	(100)
Kyrgyzstan	(29)	(9)	—	(11)	(49)
Ukraine *	35	1	—	—	36
Other	7	(1)	—	—	6
	(19)	(77)	—	(11)	(107)
*This includes net impairment to property and equipment as a result of physical damage to sites in Ukraine caused by the ongoing conflict between Russia and Ukraine.

	Property and equipment	Intangible assets	Goodwill	Other	Total impairment
2021
Kyrgyzstan	12	5	—	2	19
Other	8	—	—	—	8
	20	5	—	2	27
Additionally, with regard to the Company’s commitment to network modernization, the Company continuously re-evaluates the plans for its existing network, primarily with respect to equipment purchased but not installed, and consequently recorded an impairment loss of US$5.

	Property and equipment	Intangible assets	Goodwill	Other	Total impairment
2020 *
Kyrgyzstan	38	8	—	18	64
Other	5	—	—	(7)	(2)
	43	8	—	11	62

*This table has been restated to reflect the classification of Russia CGU as held-for-sale per December 31, 2022. For details of the 2020 Russia impairment refer to Note 10.
Schedule of key assumptions used in fair value less costs of disposal calculations
The tables below show key assumptions used in fair value less costs of disposal calculations for CGUs with material goodwill or those CGUs for which an impairment loss or an impairment reversal has been recorded.
Discount rates
Discount rates are initially determined in U.S. dollars based on the risk-free rate for 20-year maturity bonds of the United States Treasury, adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific CGU relative to the market as a whole.
The equity market risk premium is sourced from independent market analysts. The systematic risk, beta, represents the median of the raw betas of the entities comparable in size and geographic footprint with the ones of the Company (“Peer Group”). The country risk premium is based on an average default spread derived from sovereign credit ratings published by main credit rating agencies for a given CGU. The debt risk premium is based on the median of Standard & Poor’s long-term credit rating of the Peer Group. The weighted average cost of capital is determined based on target debt-to-equity ratios representing the median historical five year capital structure for each entity from the Peer Group.

The discount rate in functional currency of a CGU is adjusted for the long-term inflation forecast of the respective country in which the business operates, as well as applicable country risk premium.

	Discount rate (local currency)
	2022	2021	2020

Pakistan	19.5%	14.7%	18.2%
Bangladesh**	14.6%	—%	—%
Kazakhstan	13.8%	9.4%	10.3%
Kyrgyzstan*	19.0%	—%	—%
Uzbekistan	15.8%	11.8%	13.8%
Ukraine**	21.7%	—%	—%

* In 2021 and 2020, VEON fully impaired the carrying value of all operating assets of Kyrgyzstan, therefore discount rate was not determined
** In 2021 and 2020, no impairment losses were recorded or reversed for Bangladesh and Ukraine CGU’s, therefore discount rates were not disclosed
Revenue growth rates
The revenue growth rates during the forecast period vary based on numerous factors, including size of market, GDP (Gross Domestic Product), foreign currency projections, traffic growth, market share and others. A long‑term growth rate in perpetuity is estimated based on a percentage that is lower than or equal to the country long-term inflation forecast, depending on the CGU.

	Average annual revenue growth rate during forecast period[1]			Terminal growth rate
	2022	2021	2020	2022	2021	2020

Pakistan	12.0%	4.8%	9.7%	4.0%	5.5%	5.8%
Bangladesh	12.6%	—%	—%	3.5%	—%	—%
Kazakhstan	12.3%	3.6%	5.3%	1.0%	1.0%	3.1%
Kyrgyzstan	11.4%	—%	—%	3.0%	—%	—%
Uzbekistan	19.3%	3.7%	3.2%	2.5%	3.0%	5.1%
Ukraine	8.6%	—%	—%	1.0%	—%	—%

[1]The forecast period is the explicit forecast period of five years: for 2022 being 2023-2027 with terminal period in 2028; for comparative period 2021 the rates were revised to conform the calculation being 2022-2026 and terminal period in 2027; for 2020 being 2021-2025 with terminal period 2026.
Operating margin
The Company estimates operating margin on a pre-IFRS 16 basis (including lease expenses/payments), divided by Total Operating Revenue for each CGU and each future year. The forecasted operating margin is based on the budget and forecast calculations and assumes cost optimization initiatives which are part of on-going operations, as well as regulatory and technological changes known to date, such as telecommunication license issues and price regulation among others. Segment information in Note 2 is post-IFRS 16.

	Average operating margin during the forecast period [1]			Terminal period operating margin
	2022	2021	2020	2022	2021	2020

Pakistan	40.9%	43.6%	42.0%	40.0%	42.0%	44.6%
Bangladesh	32.6%	—%	—%	36.3%	—%	—%
Kazakhstan	49.2%	48.9%	49.5%	45.0%	47.0%	50.0%
Kyrgyzstan	36.7%	—%	—%	33.7%	—%	—%
Uzbekistan	43.6%	40.9%	34.0%	41.0%	34.0%	34.0%
Ukraine	51.2%	—%	—%	50.0%	—%	—%

[1] The forecast period is the explicit forecast period of five years: for 2022 being 2023-2027 with terminal period in 2028; for comparative period 2021 the rates were revised to conform the calculation being 2022-2026 and terminal period in 2027; for 2020 being 2021-2025 with terminal period 2026.
CAPEX
CAPEX is defined as purchases of property and equipment and intangible assets excluding licenses, goodwill and right-of-use assets. The cash flow forecasts for capital expenditures are based on the budget and forecast calculations and include the network roll-outs plans and license requirements.
The cash flow forecasts for license and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost related to spectrum and license payments is assumed. Payments for right-of-use assets are considered in the operating margin as described above.

	Average CAPEX as a percentage of revenue during the forecast period[1]			Terminal period[1] CAPEX as a percentage of revenue
	2022	2021	2020	2022	2021	2020

Pakistan	15.8%	22.0%	19.6%	16.0%	20.0%	18.9%
Bangladesh	18.0%	—%	—%	17.0%	—%	—%
Kazakhstan	18.6%	20.0%	19.8%	18.5%	20.0%	19.0%
Kyrgyzstan	20.1%	—%	—%	23.0%	—%	—%
Uzbekistan	18.0%	20.2%	21.4%	20.0%	21.0%	21.0%
Ukraine	18.9%	—%	—%	20.0%	—%	—%

[1]The forecast period is the explicit forecast period of five years: for 2022 being 2023-2027 with terminal period in 2028; for comparative period 2021 the rates were revised to conform the calculation being 2022-2026 and terminal period in 2027; for 2020 being 2021-2025 with terminal period 2026.

Schedule of sensitivity to change in assumptions
The following table illustrates the potential change in reversal of impairment for the Bangladesh and Kyrgyzstan CGUs if certain key parameters would adversely change by one percentage point within both the explicit forecast and terminal periods ('+/- 1.0 pp').

Any additional adverse changes in the key parameters by more than one percentage point would change the amount of impairment reversal approximately proportionally.

	Bangladesh				Kyrgyzstan
Sensitivity analysis	Assumption used *		+/- 1.0 pp		Assumption used *		+/- 1.0 pp

Discount rate	14.6%		15.6%		19.0%		20.0%
Change in key assumption	—	p.p	1.0	p.p	—	p.p	1.0	p.p
Decrease in headroom	—		(42)		—		—

Average annual revenue growth rate	11.1%		10.1%		10.0%		9.0%
Change in key assumption	—	pp	(1.0)	pp	—	pp	(1.0)	pp
Decrease in headroom	—		(26)		—		(1)

Average operating margin	33.2%		32.2%		36.2%		35.2%
Change in key assumption	—	pp	(1.0)	pp	—	pp	(1.0)	pp
Decrease in headroom	—		(40)		—		(4)

Average CAPEX / revenue**	17.8%		18.8%		20.6%		21.6%
Change in key assumption	—	pp	1.0	pp	—	pp	1.0	pp
Decrease in headroom	—		(52)		—		(4)

* Combined average based on explicit forecast period of five years (2023-2027) and terminal period in 2028.
** CAPEX excludes licenses and ROU assets.